Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Share-based compensation plan	R$ 0	R$ (147)	R$ 45
Total taxes recognized in equity	0	(147)	45
Current	0	0	8,698
Deferred	0	(147)	(8,653)
Total taxes recognized in equity	R$ 0	R$ (147)	R$ 45